UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Patrick F. Quan

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund® Investment portfolio December 31, 2013

 unaudited

Common stocks 88.89%
		Value
Consumer discretionary 21.26%	Shares	(000)

Netflix, Inc.[1]	1,045,243	$384,827
Lions Gate Entertainment Corp.[2]	7,750,767	245,389
Melco International Development Ltd.	58,168,000	213,789
Domino’s Pizza, Inc.[2]	2,940,000	204,771
ASOS PLC[1]	2,014,755	204,317
DSW Inc., Class A	4,493,000	191,986
Paddy Power PLC	2,198,000	187,475
Tesla Motors, Inc.[1]	828,263	124,554
TOD’S SpA	744,000	124,255
Mr Price Group Ltd.	7,953,383	124,146
Five Below, Inc.[1]	2,584,833	111,665
Ted Baker PLC[2]	2,882,993	109,327
John Wiley & Sons, Inc., Class A	1,880,083	103,781
Dollarama Inc.	1,155,000	95,912
Tiffany & Co.	947,000	87,863
Melco Crown Entertainment Ltd. (ADR)[1]	2,150,000	84,323
Chow Sang Sang Holdings International Ltd.	28,609,000	81,537
Wendy’s Co.	9,123,000	79,553
START TODAY Co., Ltd.	3,153,500	78,186
YOOX SpA[1]	1,641,469	73,616
Brunello Cucinelli SpA	2,062,479	73,289
Rightmove PLC	1,602,000	72,688
Penske Automotive Group, Inc.	1,502,000	70,834
Inchcape PLC	6,465,600	65,793
Gentex Corp.	1,954,567	64,481
Ocado Group PLC[1]	8,533,708	62,404
Moncler SpA[1]	2,846,800	61,878
Jumbo SA1	3,824,140	61,026
Domino’s Pizza Enterprises Ltd.	4,183,491	60,402
Entertainment One Ltd.[1]	13,659,782	58,631
Arcos Dorados Holdings Inc., Class A	4,560,000	55,267
Techtronic Industries Co. Ltd.	19,300,000	54,757
SeaWorld Entertainment, Inc.	1,881,700	54,137
Liberty Global PLC, Class A1	351,978	31,323
Liberty Global PLC, Class C1	262,825	22,161
Jarden Corp.[1]	862,500	52,914
William Hill PLC	7,947,800	52,895
Minth Group Ltd.	25,142,000	52,202
Autoneum Holding AG2	336,438	51,519
L’Occitane International SA	23,219,500	49,408
Brinker International, Inc.	990,000	45,877
Jubilant FoodWorks Ltd.[1]	2,220,098	45,656
Domino’s Pizza Group PLC	5,289,000	44,930
Group 1 Automotive, Inc.	619,004	43,962
Zee Entertainment Enterprises Ltd.	9,270,000	41,453

Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

ASKUL Corp.	1,393,600	$40,825
Valeo SA, non-registered shares	365,000	40,386
HUGO BOSS AG	280,231	39,901
Daily Mail and General Trust PLC, Class A, nonvoting	2,210,000	35,151
Home Inns & Hotels Management Inc. (ADR)[1]	796,000	34,737
Unibet Group PLC (SDR)	713,500	34,444
Bloomin’ Brands, Inc.[1]	1,400,000	33,614
Zhongsheng Group Holdings Ltd.	22,854,000	31,536
Giordano International Ltd.	35,020,000	31,297
PT Matahari Department Store Tbk[1]	34,388,000	31,082
Coway Co., Ltd.	481,000	30,263
Don Quijote Holdings Co., Ltd.	496,000	30,002
CJ Home Shopping Co., Ltd.	76,100	29,925
CTC Media, Inc.	2,144,000	29,791
Ctrip.com International, Ltd. (ADR)[1]	588,300	29,191
Mothercare PLC[1,2]	4,480,000	29,155
Quiksilver, Inc.[1]	3,268,300	28,663
Navitas Ltd.	4,625,000	26,554
China Lodging Group, Ltd. (ADR)[1]	840,000	25,586
Merida Industry Co., Ltd.	3,462,000	25,149
Lennar Corp., Class A	619,000	24,488
zulily, inc., Class A1	576,800	23,897
Bloomberry Resorts Corp.[1]	122,594,600	23,783
Boyd Gaming Corp.[1]	2,049,000	23,072
ValueVision Media, Inc., Class A1,2	3,184,170	22,257
Chipotle Mexican Grill, Inc.[1]	39,890	21,253
Murphy USA Inc.[1]	510,000	21,196
Container Store Group Inc.[1]	440,000	20,508
TAKKT AG	1,100,685	20,427
Cox & Kings Ltd.[2]	10,592,000	19,718
Cox & Kings Ltd. (GDR)[2,3]	330,000	614
Café de Coral Holdings Ltd.	6,240,000	20,118
SodaStream International Ltd.[1]	400,000	19,856
TravelCenters of America LLC[1,2]	2,023,750	19,711
Parkson Retail Asia Ltd.	23,182,000	17,819
Toll Brothers, Inc.[1]	471,800	17,457
Headlam Group PLC	2,387,889	16,034
Stella International Holdings Ltd.	6,090,500	15,520
Eros International PLC, Class A1	1,371,666	15,239
Grand Korea Leisure Co. Ltd.	385,000	14,738
SHW AG, non-registered shares	230,000	14,702
eLong, Inc. (ADR)[1]	690,000	14,131
Hankook Tire Co., Ltd.[1]	233,473	13,429
Intercontinental Hotels Group PLC	401,966	13,399
Sotheby’s Holdings, Inc.	250,000	13,300
Weight Watchers International, Inc.	382,000	12,579
Ekornes ASA	859,111	11,650
D.R. Horton, Inc.	490,000	10,937
zooplus AG, non-registered shares[1]	148,400	10,616
American Axle & Manufacturing Holdings, Inc.[1]	505,000	10,327
GVC Holdings PLC	1,663,694	9,794
Tribhovandas Bhimji Zaveri Ltd.[2]	4,118,401	9,321
PT Ace Hardware Indonesia Tbk	186,400,000	9,037
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Mando Corp.	72,600	$ 8,599
Gourmet Master Co., Ltd.	1,262,000	8,532
PT Multipolar Tbk	267,903,000	7,925
Mood Media Corp.[1]	6,375,000	4,981
Mood Media Corp. (CDI)[1]	3,710,000	2,899
POLYTEC Holding AG, non-registered shares	834,369	7,794
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	5,595
Golden Eagle Retail Group Ltd.	4,136,000	5,462
HT Media Ltd.	3,658,498	4,613
Bijou Brigitte modische Accessoires AG	43,008	4,361
Talwalkars Better Value Fitness Ltd.[2]	1,694,000	4,289
Body Central Corp[1,2]	1,080,000	4,255
Alpargatas SA, preferred nominative	606,020	3,802
Powerland AG, non-registered shares[1,2]	1,200,000	3,123
Ten Alps PLC[1]	3,439,001	43
Five Star Travel Corp.[1,3,4]	96,033	30
CEC Unet PLC[1,2,3]	35,100,775	—
Spot Runner, Inc.[1,3,5]	2,980,544	—
Fontainebleau Resorts LLC, Class A, nonvoting units[1,3,5]	1,900,000	—
		5,505,641

Health care 12.85%

Regeneron Pharmaceuticals, Inc.[1]	1,044,921	287,604
Incyte Corp.[1]	4,445,600	225,081
Synageva BioPharma Corp.[1,2]	2,244,774	145,282
athenahealth, Inc.[1]	950,221	127,805
Hikma Pharmaceuticals PLC	6,200,153	123,308
Molina Healthcare, Inc.[1,2]	3,417,000	118,741
Endo Health Solutions Inc.[1]	1,745,100	117,724
BioMarin Pharmaceutical Inc.[1]	1,422,500	99,959
ArthroCare Corp.[1,2]	2,235,079	89,940
Sysmex Corp.	1,470,000	86,684
Myriad Genetics, Inc.[1]	3,617,300	75,891
Illumina, Inc.[1]	685,000	75,775
Alnylam Pharmaceuticals, Inc.[1]	1,054,700	67,849
Algeta ASA[1]	1,120,500	66,284
Paladin Labs Inc.[1]	592,500	66,080
Centene Corp.[1]	1,046,500	61,691
Intuitive Surgical, Inc.[1]	155,000	59,532
Emeritus Corp.[1,2]	2,729,700	59,043
Exelixis, Inc.[1,2]	9,234,130	56,605
Cadence Pharmaceuticals, Inc.[1,2]	5,939,969	53,757
Grifols, SA, Class A, non-registered shares	765,000	36,587
Grifols, SA, Class B, non-registered shares	463,950	16,521
GN Store Nord AS	2,137,699	52,509
Genomma Lab Internacional, SAB de CV, Series B1	18,433,000	51,700
Galapagos NV1,2	2,378,928	50,072
Insulet Corp.[1]	1,330,930	49,377
Hologic, Inc.[1]	1,965,000	43,918
Novadaq Technologies Inc.[1]	2,630,948	43,384
Teleflex Inc.	460,700	43,241
Fisher & Paykel Healthcare Corp. Ltd.	13,172,949	41,709
MD Medical Group Investments PLC (GDR)	2,478,100	28,003
Common stocks
		Value
Health care (continued)	Shares	(000)

MD Medical Group Investments PLC (GDR)[4]	1,179,100	$ 13,324
Pharmacyclics, Inc.[1]	386,839	40,920
NuVasive, Inc.[1]	1,247,936	40,346
Orexigen Therapeutics, Inc.[1,2]	7,085,200	39,890
Nihon Kohden Corp.	1,129,600	39,366
bluebird bio, Inc.[1,2]	1,721,092	36,109
Covance Inc.[1]	400,000	35,224
Fleury SA, ordinary nominative	4,500,900	35,103
Virbac SA	160,200	34,226
Theravance, Inc.[1]	897,000	31,978
PerkinElmer, Inc.	745,000	30,716
Sirona Dental Systems, Inc.[1]	420,000	29,484
HeartWare International, Inc.[1]	300,000	28,188
Team Health Holdings, Inc.[1]	612,300	27,890
Premier, Inc., Class A1	725,000	26,651
Ironwood Pharmaceuticals, Inc., Class A1	1,995,000	23,162
QIAGEN NV1	968,751	22,569
Nobel Biocare Holding AG	1,350,000	21,036
XenoPort, Inc.[1,2]	3,620,000	20,815
Eurofins Scientific SE, non-registered shares	73,500	19,869
KYTHERA Biopharmaceuticals, Inc.[1]	500,300	18,636
ChemoCentryx, Inc.[1,2]	3,131,800	18,133
Carl Zeiss Meditec AG, non-registered shares	525,000	17,489
CONMED Corp.	365,000	15,512
Seattle Genetics, Inc.[1]	372,000	14,839
MEDICA SA	565,000	14,753
Achillion Pharmaceuticals, Inc.[1]	4,130,000	13,712
Wright Medical Group, Inc.[1]	438,485	13,466
Brookdale Senior Living Inc.[1]	490,000	13,318
Tsukui Corp.	1,223,700	11,620
Idenix Pharmaceuticals, Inc.[1]	1,920,000	11,482
JSC Pharmstandard (GDR)[1,3]	924,610	10,360
Medivation, Inc.[1]	160,000	10,211
Orthofix International NV1	377,000	8,603
Tsumura & Co.	315,000	8,339
Krka, dd, Novo mesto	99,787	8,237
Merck Ltd.	140,949	1,280
		3,328,512

Information technology 10.95%

AAC Technologies Holdings Inc.	45,727,000	222,022
Demandware, Inc.[1,2]	2,133,000	136,768
OpenTable, Inc.[1,2]	1,590,000	126,198
Vistaprint NV1,2	1,860,000	105,741
Concur Technologies, Inc.[1]	799,869	82,530
National Instruments Corp.	2,491,479	79,777
MICROS Systems, Inc.[1]	1,235,000	70,852
Palo Alto Networks, Inc.[1]	1,131,650	65,036
MercadoLibre, Inc.	575,000	61,979
Oxford Instruments PLC	2,102,800	61,529
Anritsu Corp.	5,305,000	58,284
ASM International NV	1,749,000	57,626
Spectris PLC	1,314,600	55,751
Common stocks
		Value
Information technology (continued)	Shares	(000)

Playtech PLC	4,552,421	$55,559
Alcatel-Lucent[1]	11,726,125	52,557
Semiconductor Manufacturing International Corp.[1]	657,550,000	51,727
Dolby Laboratories, Inc., Class A1	1,268,400	48,910
CDW Corp.	2,060,000	48,122
Hamamatsu Photonics KK	1,195,000	47,716
Hittite Microwave Corp.[1]	760,950	46,973
OBIC Co., Ltd.	1,583,300	46,683
Responsys, Inc.[1]	1,685,000	46,186
International Rectifier Corp.[1]	1,497,734	39,046
ASML Holding NV (New York registered)	408,321	38,260
Halma PLC	3,468,105	34,659
Itron, Inc.[1]	815,000	33,765
Persistent Systems Ltd.	1,999,379	31,609
AVEVA Group PLC	881,250	31,579
Kingdee International Software Group Co. Ltd.[1]	102,168,000	31,095
QIWI PLC, Class B (ADR)	545,000	30,520
CoStar Group, Inc.[1]	165,200	30,493
Autodesk, Inc.[1]	605,000	30,450
Yaskawa Electric Corp.	1,890,000	29,846
Ultimate Software Group, Inc.[1]	193,600	29,663
Finisar Corp.[1]	1,232,000	29,469
Rally Software Development Corp.[1,2]	1,500,000	29,175
Trimble Navigation Ltd.[1]	840,000	29,148
Info Edge (India) Ltd.	3,860,000	28,828
Power Integrations, Inc.	507,100	28,306
iEnergizer Limited[1,2]	7,650,500	27,491
Ellie Mae, Inc.[1]	1,000,000	26,870
Compuware Corp.	2,186,752	24,513
Cvent, Inc.[1]	670,000	24,381
Splunk Inc.[1]	349,200	23,980
Blackhawk Network Holdings, Inc., Class A1	921,500	23,277
Montage Technology Group Ltd.[1,2]	1,419,172	23,147
SINA Corp.[1]	270,000	22,747
SUNeVision Holdings Ltd.	78,800,000	22,661
SPS Commerce, Inc.[1]	347,000	22,659
FireEye, Inc.[1]	517,100	22,551
Guidewire Software, Inc.[1]	450,000	22,081
KLA-Tencor Corp.	340,650	21,958
Belden Inc.	300,000	21,135
SciQuest, Inc.[1]	740,000	21,075
Liquidity Services, Inc.[1]	925,000	20,960
MagnaChip Semiconductor Corp.[1]	1,000,000	19,500
DeNA Co., Ltd.	917,000	19,261
Nemetschek AG	274,258	18,986
Hana Microelectronics PCL	23,935,000	18,392
Pandora Media, Inc.[1]	675,000	17,955
Agilysys, Inc.[1,2]	1,280,591	17,826
Suprema Inc.[1,2]	868,200	17,441
Vocus, Inc.[1,2]	1,513,538	17,239
Covisint Corporation[1]	1,280,000	16,064
Semtech Corp.[1]	620,000	15,674
ASM Pacific Technology Ltd.	1,864,700	15,607
Common stocks
		Value
Information technology (continued)	Shares	(000)

Demand Media, Inc.[1]	2,696,660	$ 15,560
Kapsch TrafficCom AG, non-registered shares	227,001	12,648
Immersion Corp.[1]	1,105,365	11,474
PChome Online Inc.	1,371,788	11,001
Angie’s List, Inc.[1]	660,000	9,999
Wacom Co., Ltd.	1,415,000	9,916
Youku Tudou Inc., Class A (ADR)[1]	300,000	9,090
Tangoe, Inc.[1]	424,390	7,643
Cognex Corp.	161,202	6,155
Kingboard Laminates Holdings Ltd.	13,477,281	5,718
NetSuite Inc.[1]	50,000	5,151
China High Precision Automation Group Ltd.[1,2,3]	53,032,000	684
Remark Media, Inc.[1]	108,065	504
		2,835,411
Industrials 10.84%

Moog Inc., Class A1,2	2,302,800	156,452
ITT Corp.	2,826,621	122,732
American Airlines Group, Inc.[1]	4,627,000	116,832
Intertek Group PLC	2,225,000	115,988
Northgate PLC[2]	10,626,805	90,275
CIMC Enric Holdings Ltd.	52,897,000	85,271
BELIMO Holding AG	28,050	77,353
Oshkosh Corp.	1,340,000	67,509
IDEX Corp.	875,000	64,619
MITIE Group PLC	11,709,000	61,639
Globaltrans Investment PLC (GDR)	2,295,269	36,495
Globaltrans Investment PLC (GDR)[4]	1,529,400	24,317
Loomis AB, Class B	2,447,410	58,028
MonotaRO Co., Ltd.	2,812,900	57,107
Polypore International, Inc.[1]	1,360,000	52,904
Waste Connections, Inc.	1,206,000	52,618
PARK24 Co., Ltd.	2,765,000	52,065
Clean Harbors, Inc.[1]	813,000	48,748
Danieli & C. Officine Meccaniche SpA, nonconvertible shares	2,170,903	48,531
Exponent, Inc.	616,400	47,734
Jaiprakash Associates Ltd.	52,425,000	46,149
AirAsia Bhd.	68,206,000	45,811
Landstar System, Inc.	791,000	45,443
Harsco Corp.	1,520,994	42,634
MTU Aero Engines AG	418,000	41,052
OSG Corp.	2,386,900	40,481
Alliance Global Group, Inc.	66,295,000	38,538
KEYW Holding Corp.[1,2]	2,836,400	38,121
AIA Engineering Ltd.[2]	4,840,050	37,434
Masco Corp.	1,625,000	37,001
Boer Power Holdings Ltd.[2]	39,202,000	35,995
Watsco, Inc.	350,000	33,621
DKSH Holding AG	427,551	33,215
Chart Industries, Inc.[1]	323,700	30,959
Japan Airport Terminal Co. Ltd.	1,356,000	30,620
TransDigm Group Inc.[1]	190,000	30,594
Mistras Group, Inc.[1,2]	1,460,000	30,485
Common stocks
		Value
Industrials (continued)	Shares	(000)

Johnson Electric Holdings Ltd.	31,420,000	$ 30,390
Meggitt PLC	3,470,000	30,311
Harmonic Drive Systems Inc.	1,232,400	28,086
King Slide Works Co., Ltd.	2,369,000	26,708
Graco Inc.	340,000	26,561
Hamburger Hafen und Logistik AG	1,074,130	26,273
Luxfer Holdings PLC (ADR)	1,200,000	25,032
SAI Global Ltd.	6,912,243	23,947
ARC Document Solutions, Inc.[1,2]	2,674,714	21,986
Frigoglass SAIC[1,2]	3,052,380	21,458
Flughafen Zürich AG	35,400	20,695
Beacon Roofing Supply, Inc.[1]	500,000	20,140
Carborundum Universal Ltd.	7,985,000	19,028
BTS Rail Mass Transit Growth Infrastructure Fund	71,183,700	18,630
Regus PLC	5,145,000	18,505
Stock Building Supply Holdings, Inc.[1]	1,000,000	18,220
SATS Ltd.	6,770,000	17,328
Comfort Systems USA, Inc.	879,707	17,058
Avis Budget Group, Inc.[1]	420,000	16,976
NORMA Group SE, non-registered shares	311,800	15,478
Houston Wire & Cable Co.[2]	1,150,000	15,387
PT AKR Corporindo Tbk	40,759,000	14,652
Robert Half International Inc.	337,000	14,151
Wienerberger AG	868,000	13,762
Blount International, Inc.[1]	925,500	13,392
Singamas Container Holdings Ltd.	56,310,000	13,216
Teleperformance SA	204,247	12,446
Geberit AG	41,000	12,433
Amara Raja Batteries Ltd.	2,173,886	11,809
Shun Tak Holdings Ltd.	19,636,000	11,547
Proto Labs, Inc.[1]	160,452	11,421
Cebu Air, Inc.	10,800,000	11,400
USG Corp.[1]	397,000	11,267
Mine Safety Appliances Co.	216,000	11,061
Cummins India Ltd.	1,418,800	10,991
National Express Group PLC	2,363,800	10,772
Andritz AG	170,000	10,662
Gujarat Pipavav Port Ltd.[1]	10,180,000	10,401
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	685,400	9,587
SIA Engineering Co. Ltd.	2,196,000	8,805
Pfeiffer Vacuum Technology AG, non-registered shares	64,000	8,710
Pacific Basin Shipping Ltd.	11,650,000	8,338
Uponor Oyj	420,946	8,235
Pipavav Defence and Offshore Engineering Co. Ltd.[1]	9,925,000	7,092
Ennis, Inc.	386,980	6,850
China Automation Group Ltd.	27,000,000	6,128
TD Power Systems Ltd.	1,209,982	4,635
		2,807,330

Financials 10.19%

Financial Engines, Inc.	2,157,430	149,898
SVB Financial Group[1]	1,355,900	142,180
Ocwen Financial Corp.[1]	1,900,000	105,355
Common stocks
		Value
Financials (continued)	Shares	(000)

Validus Holdings, Ltd.	2,533,000	$102,055
GT Capital Holdings, Inc.	5,396,500	93,868
Tokyo Tatemono Co., Ltd.	7,865,000	87,231
Altisource Asset Management Corp.[1]	91,788	85,363
Onex Corp.	1,490,000	80,444
Greenhill & Co., Inc.	1,263,500	73,207
East West Bancorp, Inc.	1,855,000	64,869
First Republic Bank	1,141,825	59,775
Kotak Mahindra Bank Ltd.	4,940,000	58,161
HCC Insurance Holdings, Inc.	1,257,000	57,998
Sterling Financial Corp.[4]	1,666,668	56,800
Sterling Financial Corp.	24,500	835
Altisource Portfolio Solutions SA1	359,334	57,001
Altisource Residential Corp.	1,798,731	54,160
Assured Guaranty Ltd.	2,100,000	49,539
Foxtons Group PLC[1]	8,977,590	49,431
Fibra Uno Administración, SA de CV	15,355,891	49,185
VZ Holding AG	263,200	49,096
Umpqua Holdings Corp.	2,495,000	47,754
Home Loan Servicing Solutions, Ltd.	1,969,000	45,228
BOK Financial Corp.	680,000	45,098
PacWest Bancorp	1,030,000	43,487
LSL Property Services PLC[2]	5,956,350	43,399
Kemper Corp.	1,000,000	40,880
Shriram Transport Finance Co. Ltd.	3,538,435	38,476
EFG International AG	2,533,754	36,215
Security Bank Corp.	13,899,912	36,204
Talmer Bancorp, Inc., Class A1,3,5	3,068,056	34,976
Banca Generali SpA	1,123,069	34,778
ICG Group, Inc.[1]	1,770,000	32,975
ING Vysya Bank Ltd.	3,271,217	32,390
Leucadia National Corp.	1,104,516	31,302
Banco Espírito Santo, SA1	21,667,870	30,971
TCS Group Holding Plc (GDR)[1,4]	1,046,200	16,425
TCS Group Holding Plc (GDR) [1]	839,700	13,183
Old Republic International Corp.	1,635,000	28,236
Kenedix, Inc.[1]	5,445,000	27,972
East West Banking Corp.[1]	49,110,000	26,888
Mercury General Corp.	500,000	24,855
Avanza Bank Holding AB	743,000	24,143
Endurance Specialty Holdings Ltd.	400,000	23,468
GRUH Finance Ltd.	5,450,000	22,508
Tune Ins Holdings Bhd.[1]	36,816,000	21,918
Redwood Trust, Inc.	1,110,000	21,501
Macquarie Mexican REIT	10,776,000	21,285
Home Federal Bancorp, Inc.[2]	1,384,249	20,625
K. Wah International Holdings Ltd.	33,688,046	20,419
RenaissanceRe Holdings Ltd.	205,000	19,955
Popular, Inc.[1]	656,000	18,847
CapitalSource Inc.	1,285,000	18,466
Signature Bank[1]	157,800	16,951
Crédito Real, SAB de CV	10,961,030	16,891
Chailease Holding Co Ltd	6,420,000	16,888
Common stocks
		Value
Financials (continued)	Shares	(000)

Bank of Ireland[1]	45,456,798	$ 15,759
CenterState Banks, Inc.	1,375,400	13,960
Manappuram Finance Ltd.[2]	54,930,986	13,898
Banco Comercial Português, SA1	60,708,135	13,897
Mahindra Lifespace Developers Ltd.[2]	2,157,380	13,827
Sino-Ocean Land Holdings Ltd.	18,296,400	12,010
Starwood Property Trust, Inc.	330,000	9,141
First Southern Bancorp, Inc.[1,2,3,5]	1,344,915	7,720
Bao Viet Holdings	4,137,486	7,414
Metropolitan Bank & Trust Company.	3,252,015	5,536
PT Agung Podomoro Land Tbk	263,091,000	4,648
		2,639,818
Energy 5.03%

Ophir Energy PLC[1,2]	35,606,778	193,281
InterOil Corp.[1]	2,129,500	109,648
Africa Oil Corp.[1]	3,505,292	30,458
Africa Oil Corp. (SEK denominated)[1,3,5]	2,965,900	25,194
Africa Oil Corp.[1,5]	1,865,775	16,212
Africa Oil Corp. (SEK denominated)[1]	597,813	5,182
Nostrum Oil & Gas LP (GDR)[4]	4,669,500	60,703
Nostrum Oil & Gas LP (GDR)	353,650	4,597
Peyto Exploration & Development Corp.	2,084,500	63,796
Keyera Corp.	871,800	52,468
Ultra Petroleum Corp.[1]	2,422,000	52,436
Bonanza Creek Energy, Inc.[1]	1,095,000	47,600
Diamondback Energy, Inc.[1]	900,000	47,574
Frank’s International NV	1,761,600	47,563
Gulf Keystone Petroleum Ltd.[1,4]	15,715,000	45,215
Concho Resources Inc.[1]	403,000	43,524
C&J Energy Services, Inc.[1]	1,849,000	42,712
Paramount Resources Ltd.[1]	1,105,000	40,444
Oasis Petroleum Inc.[1]	724,000	34,006
Pacific Rubiales Energy Corp.	1,965,638	33,937
Core Laboratories NV	150,000	28,642
Heritage Oil Ltd.[1]	10,628,000	26,179
SBM Offshore NV1	1,262,670	25,708
KrisEnergy Ltd[1]	23,674,000	23,544
Exillon Energy PLC[1]	7,684,660	21,888
Lekoil Ltd. (CDI)[1,2]	19,734,000	20,424
Genel Energy PLC[1]	1,067,800	19,008
BNK Petroleum Inc.[1,2]	11,543,380	18,474
Tourmaline Oil Corp.[1]	410,000	17,253
Amerisur Resources PLC[1]	16,000,000	15,765
Prosafe SE	2,029,000	15,656
Bill Barrett Corp.[1]	550,000	14,729
Aker Solutions ASA	762,000	13,619
Falkland Oil and Gas Ltd.[1]	24,225,000	10,380
Comstock Resources, Inc.	539,611	9,869
Tethys Petroleum Ltd.[1]	12,161,000	5,152
Tethys Petroleum Ltd. (GBP denominated)[1]	1,147,487	523
African Petroleum Corp. Ltd.[1]	64,234,727	4,588
Hunting PLC	350,000	4,521
Common stocks
		Value
Energy (continued)	Shares	(000)

Borders & Southern Petroleum PLC[1]	20,265,000	$ 4,111
Coal of Africa Ltd.[1]	32,410,123	3,086
Range Resources Ltd.[1]	100,000,000	2,120
Esrey Energy Ltd.[1]	650,000	61
		1,301,850
Consumer staples 5.02%

Super Group Ltd.[2]	44,597,000	134,291
Puregold Price Club, Inc.	116,626,300	99,592
PZ Cussons PLC	15,516,009	96,737
Nu Skin Enterprises, Inc., Class A	687,200	94,985
Emmi AG	240,600	73,767
Glanbia PLC	4,737,600	73,387
Emami Ltd.	7,815,000	59,893
Raia Drogasil SA, ordinary nominative	8,894,374	55,721
Coca-Cola Icecek AS, Class C	2,240,297	53,949
Stock Spirits Group PLC[1,2]	11,382,300	52,776
Herbalife Ltd.	630,000	49,581
Hypermarcas SA, ordinary nominative	6,182,300	46,251
Davide Campari-Milano SpA	5,388,500	45,071
O’Key Group SA (GDR)	3,325,000	39,568
Eurocash SA	2,068,000	32,645
Sprouts Farmers Market, Inc.[1]	780,600	29,998
Origin Enterprises PLC	2,896,024	27,888
Bizim Toptan Satis Magazalari AS, non-registered shares[2]	2,466,000	27,139
VST Industries Ltd.[2]	933,885	26,242
COSMOS Pharmaceutical Corp.	242,200	26,242
Fresh Del Monte Produce Inc.	750,000	21,225
Kernel Holding SA1	1,642,578	20,699
Wumart Stores, Inc., Class H	11,980,000	19,466
PriceSmart, Inc.	167,700	19,376
PT Sumber Alfaria Trijaya Tbk	469,641,720	17,366
Petra Foods Ltd.	6,683,000	17,052
Real Nutriceutical Group Ltd.	39,400,000	10,162
Sundrug Co., Ltd.	194,900	8,708
Tilaknager Industries Ltd.[2]	8,890,000	8,314
R.E.A. Holdings PLC	800,000	5,928
HITEJINRO CO., LTD.	200,679	4,193
Godfrey Phillips India Ltd.	64,408	2,711
		1,300,923
Materials 4.77%

Chr. Hansen Holding A/S	3,426,000	136,086
AptarGroup, Inc.	1,832,591	124,268
James Hardie Industries PLC (CDI)	9,733,929	112,467
OM Group, Inc.[1,2]	1,820,000	66,266
PolyOne Corp.	1,717,000	60,696
Schweitzer-Mauduit International, Inc.	1,099,018	56,566
Yingde Gases Group Co. Ltd.	47,285,250	49,515
Goodpack Ltd.[2]	30,777,000	47,557
Silgan Holdings Inc.	944,188	45,340
Synthomer PLC	10,400,000	43,830
Sealed Air Corp.	1,135,000	38,647
Common stocks
		Value
Materials (continued)	Shares	(000)

Kenmare Resources PLC[1]	109,972,782	$ 37,879
African Minerals Ltd.[1]	11,233,121	36,877
CPMC Holdings Ltd.	46,500,000	36,280
Boral Ltd.	7,960,000	33,903
FUCHS PETROLUB SE	358,647	30,492
Tiangong International Co. Ltd.	96,106,000	27,762
Stillwater Mining Co.[1]	1,990,000	24,557
Valspar Corp.	333,700	23,789
Yip’s Chemical Holdings Ltd.	26,888,000	23,198
Gem Diamonds Ltd.[1,2]	9,496,686	22,842
Arkema SA	180,000	20,996
Symrise AG	416,000	19,172
Croda International PLC	470,000	19,123
Greatview Aseptic Packaging Co. Ltd.	29,115,000	17,196
Lonmin PLC[1]	2,910,000	14,866
Sirius Minerals PLC[1]	59,533,460	13,802
Mountain Province Diamonds Inc.[1]	2,222,222	11,067
Frutarom Industries Ltd.	504,258	10,602
UPL Ltd.	2,950,000	9,441
Duluth Metals Ltd.[1,2]	7,699,700	5,654
J.K. Cement Ltd.	1,788,638	5,587
Cape Lambert Resources Ltd.[1,2]	47,330,825	5,494
China Forestry Holdings Co., Ltd.[1,3]	29,142,000	1,315
Eastern Platinum Ltd.[1]	13,500,000	953
Hummingbird Resources PLC[1]	1,650,000	915
Rusoro Mining Ltd.[1]	21,437,000	505
Vatukoula Gold Mines PLC[1]	3,214,081	319
		1,235,824

Utilities 2.00%

ENN Energy Holdings Ltd.	33,978,296	251,300
APR Energy PLC	4,181,600	65,783
Infraestructura Energética Nova, SAB de CV	15,647,300	62,522
Manila Water Co., Inc.	95,875,300	47,524
Ratchaburi Electricity Generating Holding PCL	14,550,000	21,696
Ratchaburi Electricity Generating Holding PCL, nonvoting depository receipts	7,945,000	11,847
Greenko Group PLC[1,2]	9,748,155	27,483
Energy World Corp. Ltd.[1]	47,700,000	16,185
Mytrah Energy Ltd.[1,2]	10,418,000	13,543
		517,883

Telecommunication services 1.02%

Cogent Communications Group, Inc.	1,765,000	71,324
Telephone and Data Systems, Inc.	1,524,600	39,304
Total Access Communication PCL	9,964,000	29,413
NII Holdings, Inc., Class B1,2	9,600,000	26,400
T-Mobile US, Inc.	576,650	19,399
tw telecom inc.[1]	500,000	15,235
Iridium Communications Inc.[1]	2,047,288	12,816
Hellenic Telecommunications Organization SA1	935,000	12,438
Visto Corp.[1,3,5]	3,636,364	10,836
NewSat Ltd.[1]	26,555,563	10,670
PT Sarana Menara Nusantara Tbk[1]	39,975,000	9,033
Common stocks
		Value
Telecommunication services (continued)	Shares	(000)

Hutchison Telecommunications Hong Kong Holdings Ltd.	22,200,000	$ 8,417
		265,285

Miscellaneous 4.96%

Other common stocks in initial period of acquisition		1,283,229
Total common stocks (cost: $15,168,839,000)		23,021,706
Preferred stocks 0.00%

Miscellaneous 0.00%

Other preferred stocks in initial period of acquisition		1
Total preferred stocks (cost: $94,000)		1
Warrants 0.05%
		Value
Information technology 0.05%	Shares	(000)

Foursquare Labs, Inc., warrants, expire 2033[1,3,5]	1,163,990	11,933
Total warrants (cost: $0)		11,933
Convertible securities 0.57%
	Shares or
Consumer discretionary 0.32%	principal amount

Coupons.com Inc., Series B, convertible preferred[1,2,3,5]	8,191,724	83,965
Spot Runner, Inc., Series C, convertible preferred[1,3,5]	1,626,016	—
		83,965

Information technology 0.08%

Foursquare Labs, Inc., Series D, convertible preferred[3,5]	1,551,988	20,000

Financials 0.06%

OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[5]	6,000	9,997
First Southern Bancorp, Inc., Series C, convertible preferred[1,2,3,5]	2,299	5,111
		15,108

Health care 0.05%

Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[2,3,5]	2,789,614	12,490

Energy 0.04%

Clean Energy Fuels Corp. 5.25% convertible notes 2018[4]	$10,833,000	11,077

Telecommunication services 0.02%

Iridium Communications Inc., Series A, convertible preferred[4]	60,000	5,510
Total convertible securities (cost: $101,559,000)		148,150
Bonds, notes & other debt instruments 0.29%
	Principal amount	Value
U.S. Treasury bonds & notes 0.28%	(000)	(000)

U.S. Treasury 0.25% 2014	$ 5,000	$ 5,002
U.S. Treasury 0.25% 2015	19,700	19,711
U.S. Treasury 4.00% 2015	45,500	47,437
		72,150

Telecommunication services 0.01%

NII Capital Corp. 10.00% 2016[2]	5,000	2,675
Total bonds, notes & other debt instruments (cost: $74,721,000)		74,825

Short-term securities 10.14%

Freddie Mac 0.08%–0.14% due 1/6–7/17/2014	456,600	456,485
Sumitomo Mitsui Banking Corp. 0.15%–0.21% due 1/13–3/10/2014[4]	218,200	218,172
International Bank for Reconstruction and Development 0.11%–0.13% due 3/5–6/10/2014	204,600	204,538
Nordea Bank AB 0.165%–0.19% due 1/3–4/10/2014[4]	194,800	194,740
Bank of Nova Scotia 0.16%–0.18% due 1/21–4/16/2014	189,500	189,464
Fannie Mae 0.11%–0.13% due 5/14–8/19/2014	187,700	187,567
Mizuho Funding LLC 0.20%–0.225% due 1/22–3/4/2014[4]	183,100	183,064
Mitsubishi UFJ Trust and Banking Corp. 0.19% due 2/21–2/25/2014[4]	115,000	114,966
Gotham Funding Corp. 0.15% due 1/14/2014[4]	25,000	24,999
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.14%–0.16% due 1/2–1/16/2014	34,600	34,599
Toronto-Dominion Holdings USA Inc. 0.12%–0.21% due 1/6–2/24/2014[4]	171,700	171,690
Federal Home Loan Bank 0.06%–0.165% due 3/19–6/6/2014	162,000	161,961
Commonwealth Bank of Australia 0.15%–0.155% due 2/10/2014[4]	105,700	105,685
National Australia Funding (Delaware) Inc. 0.14%–0.16% due 4/7–4/23/2014[4]	105,000	104,949
Abbott Laboratories 0.19% due 1/6/2014[4]	69,800	69,799
BNP Paribas Finance Inc. 0.20% due 2/3–3/6/2014	68,900	68,880
U.S. Treasury Bill 0.101% due 6/5/2014	46,400	46,388
Australia & New Zealand Banking Group, Ltd. 0.16% due 3/25/2014[4]	35,300	35,290
Svenska Handelsbanken Inc. 0.15% due 2/26/2014[4]	27,125	27,118
Shell International Finance BV 0.07% due 1/21/2014[4]	25,000	24,999
Total short-term securities (cost: $2,625,255,000)		2,625,353
Total investment securities (cost: $17,970,468,000)		25,881,968
Other assets less liabilities		16,059
Net assets		$25,898,027

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $203,787,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	1/8/2014	Barclays Bank PLC	$8,950	A$9,800	$ 204
Australian dollars	1/28/2014	UBS AG	$3,536	A$4,000	(29)
Euros	1/17/2014	HSBC Bank	$9,448	€6,950	(113)
Japanese yen	1/6/2014	Bank of New York Mellon	$13,722	¥1,390,000	522
Japanese yen	1/24/2014	Barclays Bank PLC	$62,787	¥6,440,000	1,627
Japanese yen	1/30/2014	Bank of New York Mellon	$8,481	¥875,000	171
Japanese yen	2/14/2014	Bank of New York Mellon	$45,284	¥4,500,000	2,544
					$4,926

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2013, appear below.

						Value of
					Dividend or	affiliates at
	Beginning shares or			Ending shares or	interest income	12/31/2013
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Lions Gate Entertainment Corp.	7,381,000	469,767	100,000	7,750,767	$ 330	$245,389
Domino’s Pizza, Inc.	2,940,000	—	—	2,940,000	588	204,771
Ophir Energy PLC[1]	30,708,378	4,898,400	—	35,606,778	—	193,281
Moog Inc., Class A1	2,282,800	20,000	—	2,302,800	—	156,452
Synageva BioPharma Corp.[1]	2,230,074	14,700	—	2,244,774	—	145,282
Demandware, Inc.[1]	2,200,000	—	67,000	2,133,000	—	136,768
Super Group Ltd.	44,597,000	—	—	44,597,000	—	134,291
OpenTable, Inc.[1]	1,490,000	100,000	—	1,590,000	—	126,198
Molina Healthcare, Inc.[1]	3,417,000	—	—	3,417,000	—	118,741
Ted Baker PLC	2,882,993	—	—	2,882,993	438	109,327
Vistaprint NV1	1,860,000	—	—	1,860,000	—	105,741
Northgate PLC	10,626,805	—	—	10,626,805	559	90,275
ArthroCare Corp.[1]	2,232,950	2,129	—	2,235,079	—	89,940
Coupons.com Inc., Series B,
convertible preferred[1,3,5]	8,191,724	—	—	8,191,724	—	83,965
OM Group, Inc.[1]	1,820,000	—	—	1,820,000	—	66,266
Emeritus Corp.[1]	2,729,700	—	—	2,729,700	—	59,043
Exelixis, Inc.[1]	9,216,800	17,330	—	9,234,130	—	56,605
Cadence Pharmaceuticals, Inc.[1]	5,939,969	—	—	5,939,969	—	53,757
Stock Spirits Group PLC[1]	—	11,382,300	—	11,382,300	—	52,776
Autoneum Holding AG	373,780	—	37,342	336,438	—	51,519
Galapagos NV1	2,378,928	—	—	2,378,928	—	50,072
Goodpack Ltd.	30,777,000	—	—	30,777,000	1,226	47,557
LSL Property Services PLC	5,956,350	—	—	5,956,350	—	43,399
Orexigen Therapeutics, Inc.[1]	6,535,000	550,200	—	7,085,200	—	39,890
KEYW Holding Corp.[1]	2,836,400	—	—	2,836,400	—	38,121
AIA Engineering Ltd.	4,840,050	—	—	4,840,050	—	37,434
bluebird bio, Inc.[1]	516,000	1,205,092	—	1,721,092	—	36,109
bluebird bio, Inc.	1,179,648	—	1,179,648	—	$ —	$ —
Boer Power Holdings Ltd.	39,202,000	—	—	39,202,000	—	35,995
Mistras Group, Inc.[1]	2,052,000	—	592,000	1,460,000	—	30,485
Rally Software Development Corp.[1,6]	656,217	843,783	—	1,500,000	—	29,175
Mothercare PLC[1]	4,480,000	—	—	4,480,000	—	29,155
NII Holdings, Inc., Class B1	5,595,000	5,000,000	995,000	9,600,000	—	26,400
NII Capital Corp. 10.00% 2016	—	$5,000,000	—	$5,000,000	27	2,675
iEnergizer Limited[1]	—	7,650,500	—	7,650,500	—	27,491
Greenko Group PLC[1]	9,748,155	—	—	9,748,155	—	27,483
Bizim Toptan Satis Magazalari AS,
non-registered shares	2,466,000	—	—	2,466,000	—	27,139
VST Industries Ltd.	715,400	218,485	—	933,885	—	26,242
Montage Technology Group Ltd.[1,6]	1,231,884	187,288	—	1,419,172	—	23,147
Gem Diamonds Ltd.[1]	7,750,000	1,746,686	—	9,496,686	—	22,842
ValueVision Media, Inc., Class A1	3,440,761	—	256,591	3,184,170	—	22,257
ARC Document Solutions, Inc.[1]	2,765,764	688,313	779,363	2,674,714	—	21,986
Frigoglass SAIC[1]	3,052,380	—	—	3,052,380	—	21,458
XenoPort, Inc.[1]	3,620,000	—	—	3,620,000	—	20,815
Home Federal Bancorp, Inc.	1,384,249	—	—	1,384,249	83	20,625
Lekoil Ltd. (CDI)[1]	14,070,000	5,664,000	—	19,734,000	—	20,424
Cox & Kings Ltd.	10,592,000	—	—	10,592,000	—	19,718
Cox & Kings Ltd. (GDR)[3]	330,000	—	—	330,000	—	614
TravelCenters of America LLC[1]	1,581,250	442,500	—	2,023,750	—	19,711
BNK Petroleum Inc.[1]	11,543,380	—	—	11,543,380	—	18,474
ChemoCentryx, Inc.[1]	3,131,800	—	—	3,131,800	—	18,133
Agilysys, Inc.[1]	1,280,591	—	—	1,280,591	—	17,826
Suprema Inc.[1]	868,200	—	—	868,200	—	17,441
Vocus, Inc.[1]	1,513,538	—	—	1,513,538	—	17,239
Houston Wire & Cable Co.	1,678,900	—	528,900	1,150,000	185	15,387
Manappuram Finance Ltd.	54,930,986	—	—	54,930,986	393	13,898
Mahindra Lifespace Developers Ltd.	2,157,380	—	—	2,157,380	—	13,827
Mytrah Energy Ltd.[1]	10,418,000	—	—	10,418,000	—	13,543
First Southern Bancorp, Inc.[1,3,5]	1,344,915	—	—	1,344,915	—	7,720
First Southern Bancorp, Inc., Series C,
convertible preferred[1,3,5]	2,299	—	—	2,299	—	5,111
Ultragenyx Pharmaceutical Inc.,
Series B, convertible preferred[3,5]	2,789,614	—	—	2,789,614	—	12,490
Tribhovandas Bhimji Zaveri Ltd.	3,439,332	679,069	—	4,118,401	—	9,321
Tilaknager Industries Ltd.	8,890,000	—	—	8,890,000	—	8,314
Duluth Metals Ltd.[1]	7,699,700	—	—	7,699,700	—	5,654
Cape Lambert Resources Ltd.[1]	47,330,825	—	—	47,330,825	—	5,494
Talwalkars Better Value Fitness Ltd.	1,694,000	—	—	1,694,000	—	4,289
Body Central Corp[1]	—	1,080,000	—	1,080,000	—	4,255
Powerland AG, non-registered shares[1]	1,200,000	—	—	1,200,000	—	3,123
China High Precision Automation
Group Ltd.[1,3]	67,422,000	—	14,390,000	53,032,000	—	684
CEC Unet PLC[1,3]	35,100,775	—	—	35,100,775	—	—
Comfort Systems USA, Inc.[7]	2,476,000	—	1,596,293	879,707	136	—
Domino’s Pizza Enterprises Ltd.[7]	4,752,365	—	568,874	4,183,491	—	—
Falkland Oil and Gas Ltd.[1,7]	24,225,000	—	—	24,225,000	—	—
Gran Colombia Gold SA7	906,700	—	906,700	—	—	—
Iridium Communications Inc.[1,7]	4,721,812	—	2,674,524	2,047,288	—	—
Iridium Communications Inc., Series A,
convertible preferred[4,7]	60,000	—	—	60,000	$ 105	$ —
Kingdee International Software
Group Co. Ltd.[1,7]	134,868,000	—	32,700,000	102,168,000	—	—
Manila Water Co., Inc.[7]	104,200,900	—	8,325,600	95,875,300	647	—
MonotaRO Co., Ltd.[7]	3,348,300	224,400	759,800	2,812,900	150	—
Mood Media Corp. (CDI)[7]	3,710,000	—	3,710,000	—	—	—
Mood Media Corp.[7]	6,375,000	—	6,375,000	—	—	—
Mvelaserve Ltd.[7]	9,194,800	—	9,194,800	—	—	—
Orthofix International NV1,7	1,116,826	—	739,826	377,000	—	—
Petrodorado Energy Ltd.[7]	38,400,000	—	38,400,000	—	—	—
Puregold Price Club, Inc.[7]	149,636,300	35,021,600	68,031,600	116,626,300	551	—
Responsys, Inc.[1,7]	2,815,000	—	1,130,000	1,685,000	—	—
Schweitzer-Mauduit International, Inc.[7]	1,742,800	—	643,782	1,099,018	427	—
Tsukui Corp.[7]	2,595,000	—	1,371,300	1,223,700	30	—
					$5,875	$3,261,029

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $225,228,000, which represented .87% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,508,872,000, which represented 5.83% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Coupons.com Inc., Series B, convertible preferred	6/1/2011	$ 45,000	$ 83,965.32%
Africa Oil Corp. (SEK denominated)	10/17/2013	23,976	25,194.10
Africa Oil Corp.	12/3/2012	14,557	16,212.06
Talmer Bancorp, Inc., Class A	4/28/2010–12/12/2012	21,244	34,976.13
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	20,000.08
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	11,933.05
First Southern Bancorp, Inc.	12/17/2009	22,070	7,720.03
First Southern Bancorp, Inc., Series C,
convertible preferred	12/17/2009	—	5,111.02
Ultragenyx Pharmaceutical Inc., Series B,
convertible preferred	12/17/2012	7,726	12,490.05
Visto Corp.	8/27/2012	20,000	10,836.04
OFG Bancorp, Series C, 8.75% noncumulative
convertible preferred	6/28/2012	6,000	9,997.04
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	—	.00
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	—	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	—	.00

Total restricted securities		$223,144	$238,434.92%

6This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2013; it was not publicly disclosed.

7Unaffiliated issuer at 12/31/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2013 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Consumer discretionary	$ 5,504,997	$ 614	$ 30	$ 5,505,641
	Health care	3,318,152	10,360	—	3,328,512
	Information technology	2,834,727	—	684	2,835,411
	Industrials	2,807,330	—	—	2,807,330
	Financials	2,597,122	—	42,696	2,639,818
	Energy	1,276,656	25,194	—	1,301,850
	Consumer staples	1,300,923	—	—	1,300,923
	Materials	1,234,509	—	1,315	1,235,824
	Utilities	517,883	—	—	517,883
	Telecommunication services	254,449	—	10,836	265,285
	Miscellaneous	1,283,229	—	—	1,283,229
	Preferred stocks	1	—	—	1
	Warrants	—	—	11,933	11,933
	Convertible securities	—	26,584	121,566	148,150
	Bonds, notes & other debt instruments	—	74,825	—	74,825
	Short-term securities	—	2,625,353	—	2,625,353
Total		$22,929,978	$2,762,930	$189,060	$25,881,968

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$5,068	$—	$5,068
Liabilities:
	Unrealized depreciation on open forward currency contracts	$—	(142)	$—	(142)
Total		$—	$4,926	$—	$4,926

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 8,673,147
Gross unrealized depreciation on investment securities	(927,753)
Net unrealized appreciation on investment securities	7,745,394
Cost of investment securities for federal income tax purposes	18,136,574

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

A$ = Australian dollars

€ = Euros

GBP = British pounds

¥ = Japanese yen

SEK = Swedish kronor

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-035-0214O-S37696

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: February 28, 2014